Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	As of:
	March 31,	March 31,
	2024	2023
Cash and cash equivalents	$4,483	$5,236
Restricted cash	7,370	7,020
Total cash, cash equivalents and restricted cash	$11,853	$12,256

Property, Plant and Equipment, Useful Life [Table Text Block]
	Years
Buildings and improvements		30
Land improvements	10	-	20
Machinery and equipment	5	-	15
Office equipment and furniture	3	-	5
Vehicles	3	-	5
Computer software	3	-	5